Commitments and Contingencies - Lease commitments (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)
Commitments and Contingencies.
Total future lease payments	¥ 1.6
Lease payments, short-term	1.0
Lease payments more than one year and less than three years	0.6
Estimated Litigation Liability	¥ 9.1